Summary of Equity Award Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Number of Share
Outstanding Beginning Balance	9,526,853	[1]
Granted		[1]
Forfeited	(126,090)	[1]
Expired	(55,372)	[1]
Exercised	(1,427,160)	[1]
Outstanding Ending Balance	7,918,231	[1]	9,526,853	[1]
Vested and expected to vest at December 31, 2013	7,918,231	[1]
Exercisable at December 31, 2013	5,373,167	[1]
Weighted Average Exercise Price
Outstanding Beginning Balance	$ 8.76
Granted
Forfeited	$ 12.07
Expired	$ 10.92
Exercised	$ 8.70
Outstanding Ending Balance	$ 8.70		$ 8.76
Vested and expected to vest at December 31, 2013	$ 8.70
Exercisable at December 31, 2013	$ 7.08
Weighted Average Grant Date Fair Value
Outstanding Beginning Balance	$ 3.64
Granted			$ 4.29
Forfeited	$ 4.56
Expired	$ 4.20
Exercised	$ 3.62
Outstanding Ending Balance	$ 3.62		$ 3.64
Vested and expected to vest at December 31, 2013	$ 3.62
Exercisable at December 31, 2013	$ 3.08
Weighted Average Remaining Contractual Term
Outstanding Beginning Balance	7 years 8 months 19 days
Outstanding Ending Balance	6 years 9 months 18 days		7 years 8 months 19 days
Vested and expected to vest at December 31, 2013	6 years 9 months 18 days
Exercisable at December 31, 2013	6 years 3 months 15 days
Aggregated Intrinsic Value
Outstanding Beginning Balance	$ 154,723
Outstanding Ending Balance	583,631		154,723
Vested and expected to vest at December 31, 2013	583,631
Exercisable at December 31, 2013	$ 404,777

[1]	Included both Class A and Class B ordinary shares.